EQUITY INVESTMENTS - Ownership Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity Investments
Income (Loss) from Equity Investments	$ 1,274	$ 1,558	$ 1,310
Equity Investments	$ 11,358	10,636
TQM | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 17	17	17
Equity Investments	158	$ 160
Coastal GasLink | Canadian Natural Gas Pipelines
Equity Investments
Ownership interest percentage		35.00%
Income (Loss) from Equity Investments	95	$ 17	203
Equity Investments	$ 896	1,006
Northern Border | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 145	130	101
Equity Investments	$ 766	647
Millennium | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	47.50%
Income (Loss) from Equity Investments	$ 70	95	109
Equity Investments	$ (22)	(21)
Iroquois | U.S. Natural Gas Pipelines
Equity Investments
Ownership interest percentage	50.00%
Income (Loss) from Equity Investments	$ 70	100	98
Equity Investments	216	221
Other | U.S. Natural Gas Pipelines
Equity Investments
Income (Loss) from Equity Investments	16	16	16
Equity Investments	137	135
Other | Power and Energy Solutions
Equity Investments
Income (Loss) from Equity Investments	0	0	(2)
Equity Investments	$ 0	42
Sur de Texas | Mexico Natural Gas Pipelines
Equity Investments
Ownership interest percentage	60.00%
Income (Loss) from Equity Investments	$ 94	283	78
Equity Investments	$ 1,427	1,403
Bruce Power | Power and Energy Solutions
Equity Investments
Ownership interest percentage	48.30%
Income (Loss) from Equity Investments	$ 767	900	$ 690
Equity Investments	$ 7,780	$ 7,043